Consolidated Statements Of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 19,971,219	$ 2,812,887	¥ 24,221,233	¥ 20,121,126
Operating costs and expenses:
Total operating costs and expenses	(20,103,648)	(2,831,540)	(24,973,433)	(26,472,672)
Other operating (loss)/income, net	2,307	326	(47,526)	(16,821)
Loss from operations	(130,122)	(18,327)	(799,726)	(6,368,367)
Interest income	157,486	22,181	93,035	45,324
Interest expenses	(98,954)	(13,937)	(133,714)	(85,151)
Other income/(expenses), net	(269)	(38)	40,264	32,965
Changes in fair value of warrant liabilities	0	0	0	(44,457)
Loss before income tax	(71,859)	(10,121)	(800,141)	(6,419,686)
Income tax expenses	(19,420)	(2,735)	(6,742)	(9,373)
Net loss	(91,279)	(12,856)	(806,883)	(6,429,059)
Accretion of redeemable convertible preferred shares. | ¥				(288,380)
Accretion of redeemable noncontrolling interests	(8,600)	(1,211)	(7,490)
Net loss attributable to ordinary shareholders	(99,879)	(14,067)	(814,373)	(6,717,439)
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustments	33,055	4,655	172,356	(161,281)
Comprehensive loss	(58,224)	(8,201)	(634,527)	(6,590,340)
Accretion of redeemable convertible preferred shares | ¥				(288,380)
Accretion of redeemable noncontrolling interest	(8,600)	(1,211)	(7,490)
Comprehensive loss attributable to ordinary shareholders	¥ (66,824)	$ (9,412)	¥ (642,017)	¥ (6,878,720)
Class A and Class B Ordinary Shares. [Member]
Earnings Per Share Basic And Diluted 1 [Abstract]
Basic | (per share)	¥ (0.31)	$ (0.04)	¥ (2.51)	¥ (34.5)
Diluted | (per share)	¥ (0.31)	$ (0.04)	¥ (2.51)	¥ (34.5)
Earnings Per Share, Basic, Other Disclosure [Abstract]
Weighted Average Number of Shares Outstanding, Basic | shares	324,976,237	324,976,237	324,330,913	194,713,891
Weighted Average Number of Shares Outstanding, Diluted | shares	324,976,237	324,976,237	324,330,913	194,713,891
Product [Member]
Revenues:
Revenues	¥ 19,721,428	$ 2,777,705	¥ 23,939,480	¥ 19,896,725
Service [Member]
Revenues:
Revenues	249,791	35,182	281,753	224,401
Cost of Goods Sold [Member]
Operating costs and expenses:
Total operating costs and expenses	(13,847,949)	(1,950,443)	(16,735,643)	(16,076,178)
Fulfilment Expenses [Member]
Operating costs and expenses:
Total operating costs and expenses	(4,700,879)	(662,105)	(6,114,851)	(7,272,535)
Selling and Marketing Expenses [Member]
Operating costs and expenses:
Total operating costs and expenses	(392,834)	(55,330)	(541,124)	(1,514,504)
Product Development Expenses [Member]
Operating costs and expenses:
Total operating costs and expenses	(802,890)	(113,085)	(1,003,225)	(905,007)
General and Administrative Expenses [Member]
Operating costs and expenses:
Total operating costs and expenses	¥ (359,096)	$ (50,577)	¥ (578,590)	¥ (704,448)